US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Consolidated Schedule of Investments

(Stated in United States Dollars, unless otherwise noted)

(In thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Senior Secured Loans - First Lien – 99.0%

Aerospace & Defense - 1.0%

Horizon CTS Buyer LLC	Revolver 1L 03/25	SOFR + 4.50%	3/28/2032	$2,770	$222	(b) (c)

Horizon CTS Buyer LLC	TL 1L 03/25 PIK	SOFR + 2.25% (2.25% PIK)	3/28/2032	11,744	11,685	(b) (d)

Horizon CTS Buyer LLC	TL 1L DD 03/25	SOFR + 4.50%	3/28/2032	2,216	(11)	(b) (c)

Air Freight & Logistics – 4.0%

CSafe Global	Revolver 1L 03/24	SOFR + 5.75%	3/8/2029	3,598	3,491	(a) (b) (c)

CSafe Global	TL 1L 03/24 (GBP)	SONIA + 5.75%	12/14/2028	4,811	6,276	(a) (b) (g)

CSafe Global	TL 1L 03/24 (Incremental)	SOFR + 5.75%	12/14/2028	34,479	34,824	(a) (b)

CSafe Global	TL 1L 11/24 (Incremental)	SOFR + 5.75%	12/14/2028	809	817	(a) (b)

CSafe Global	TL 1L DD 03/24	SOFR + 5.75%	12/14/2028	1,459	1,473	(a) (b)

Application Software – 7.0%

Granicus Inc	Revolver 1L 01/24	SOFR + 5.25%	1/17/2031	2,282	—	(a) (b) (c)

Granicus Inc	TL 1L 01/24 (Unitranche) PIK	SOFR + 3.50% (2.25% PIK)	1/17/2031	16,374	16,538	(a) (b) (d)

Granicus Inc	TL 1L DD 01/24 PIK	SOFR + 3.00% (2.25% PIK)	1/17/2031	6,089	6,142	(a) (b) (d)

Granicus Inc	TL 1L DD 08/24 PIK	SOFR + 3.00% (2.25% PIK)	1/17/2031	1,410	12	(a) (b) (c) (d)

Misys Ltd	Revolver 1L 09/23	SOFR + 7.25%	9/13/2029	1,536	386	(a) (b) (c)

Misys Ltd	TL 1L 09/23	SOFR + 7.25%	9/13/2029	14,656	14,949	(a) (b)

Personify Health Inc	TL 1L 11/23 PIK	SOFR + 3.25% (3.00% PIK)	11/8/2029	8,802	8,890	(b) (d)

Spins LLC	Revolver 1L 02/25	SOFR + 4.75%	1/20/2029	1,724	—	(a) (b) (c)

Spins LLC	TL 1L 02/25 (Restated)	SOFR + 4.75%	1/20/2029	15,228	15,255	(a) (b)

Spins LLC	TL 1L DD 02/25 (Amendment #1)	SOFR + 4.75%	1/20/2029	1,459	3	(a) (b) (c)

Spins LLC	TL 1L DD 02/25 (Restated)	SOFR + 4.75%	1/22/2029	1,193	2	(a) (b) (c)

Vermont Information Processing Inc	Revolver 1L 12/24	SOFR + 4.75%	1/30/2032	751	(4)	(b) (c)

Vermont Information Processing Inc	TL 1L 01/25	SOFR + 4.75%	1/30/2032	6,007	5,977	(b)

Vermont Information Processing Inc	TL 1L DD 01/25	SOFR + 4.75%	1/30/2032	2,503	(12)	(b) (c)

Vitu	Revolver 1L 01/25	SOFR + 4.75%	1/6/2031	2,367	(9)	(a) (b) (c)

Vitu	TL 1L 01/25	SOFR + 4.75%	1/6/2032	14,566	14,512	(a) (b)

Asset Management & Custody Banks – 0.7%

Rockefeller Capital Management LP	TL 1L 04/24	SOFR + 4.75%	4/4/2031	8,418	8,418	(a) (b)

Rockefeller Capital Management LP	TL 1L DD 12/24	SOFR + 4.75%	4/4/2031	2,053	342	(a) (b) (c)

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Cargo Ground Transportation – 1.3%

Lazer Logistics Inc	Revolver 1L 05/23	SOFR + 5.00%	5/4/2029	$1,388	$370	(a) (b) (c)

Lazer Logistics Inc	TL 1L 11/23	SOFR + 5.00%	5/6/2030	518	522	(a) (b)

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	SOFR + 5.00%	5/6/2030	11,307	11,402	(a) (b)

Lazer Logistics Inc	TL 1L DD 05/23	SOFR + 5.00%	5/6/2030	1,713	1,728	(a) (b)

Lazer Logistics Inc	TL 1L DD 11/23	SOFR + 5.00%	5/6/2030	2,491	1,061	(a) (b) (c)

Commercial & Residential Mortgage Finance – 0.7%

Rialto Capital Management LLC	Revolver 1L 12/24	SOFR + 5.00%	12/5/2030	299	(2)	(b) (c)

Rialto Capital Management LLC	TL 1L 12/24	SOFR + 5.00%	12/5/2030	8,466	8,411	(b)

Construction & Engineering – 3.9%

Turnpoint Services Inc	Revolver 1L 06/24	SOFR + 5.00%	6/17/2030	1,236	198	(a) (b) (c)

Turnpoint Services Inc	TL 1L 06/24	SOFR + 5.00%	6/17/2031	10,088	10,094	(a) (b)

Turnpoint Services Inc	TL 1L DD 06/24	SOFR + 5.00%	6/17/2031	1,978	1	(a) (b) (c)

Woolpert Inc	Revolver 1L 05/24	SOFR + 5.00%	4/5/2029	4,832	—	(a) (b) (c)

Woolpert Inc	TL 1L 05/24	SOFR + 5.00%	4/5/2030	30,809	31,197	(a) (b)

Woolpert Inc	TL 1L 03/25	SOFR + 5.00%	4/5/2030	2,616	2,650	(a) (b)

Woolpert Inc	TL 1L DD 05/24	SOFR + 5.00%	4/5/2030	9,652	1,656	(a) (b) (c)

Construction Machinery & Heavy Transportation Equipment – 0.4%

Shaw Development LLC	TL 1L 10/23	SOFR + 6.00%	10/30/2029	5,694	5,206	(a) (b)

Shaw Development LLC	TL 1L DD 10/23	SOFR + 6.00%	10/30/2029	685	(59)	(a) (b) (c)

Consumer Finance – 1.9%

Homrich & Berg Inc	Revolver 1L 11/24	SOFR + 4.50%	8/18/2031	1,512	487	(b) (c)

Homrich & Berg Inc	TL 1L 11/24	SOFR + 4.50%	11/17/2031	6,299	6,280	(b)

Homrich & Berg Inc	TL 1L DD 11/24	SOFR + 4.50%	11/17/2031	7,559	7,537	(b)

MAI Capital Management LLC	Revolver 1L 08/24	SOFR + 4.75%	8/29/2031	1,260	304	(a) (b) (c)

MAI Capital Management LLC	TL 1L 08/24	SOFR + 4.75%	8/29/2031	5,704	5,716	(a) (b)

MAI Capital Management LLC	TL 1L DD 08/24	SOFR + 4.75%	8/29/2031	3,352	1,334	(a) (b) (c)

Wealth Enhancement Group LLC	Revolver 1L 05/22 (Add-on)	SOFR + 5.00%	10/2/2028	176	—	(a) (b) (c)

Wealth Enhancement Group LLC	TL 1L DD 02/24	SOFR + 5.00%	10/2/2028	599	560	(a) (b) (c)

Wealth Enhancement Group LLC	TL 1L DD 12/24	SOFR + 5.00%	10/2/2028	4,237	—	(a) (b) (c)

Diversified Financial Services – 1.3%

Safe-Guard Products International LLC	Revolver 1L 03/24	SOFR + 4.75%	4/3/2030	2,450	—	(a) (b) (c)

Safe-Guard Products International LLC	TL 1L 03/24	SOFR + 4.75%	4/3/2030	14,861	15,010	(a) (b)

Diversified Support Services – 11.0%

Apex Service Partners LLC	Revolver 1L 09/24	SOFR + 5.00%	10/24/2029	641	543	(a) (b) (c)

Apex Service Partners LLC	TL 1L 09/24	SOFR + 5.00%	10/24/2030	7,500	7,650	(a) (b)

Apex Service Partners LLC	TL 1L 09/24 (Replacement)	SOFR + 5.00%	10/24/2030	1,931	1,970	(a) (b)

Apex Service Partners LLC	TL 1L DD 09/24 (OpCo)	SOFR + 5.00%	10/24/2030	13,415	8,823	(a) (b) (c)

Lexitas Inc	TL 1L DD 11/22	SOFR + 6.25%	5/18/2029	18,799	18,987	(a) (b)

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Lexitas Inc	TL 1L DD 03/23	SOFR + 6.25%	5/18/2029	$10,432	$10,536	(a) (b)

Lexitas Inc	TL 1L DD 03/24	SOFR + 6.25%	5/18/2029	14,829	919	(a) (b) (c)

Magna Legal Services LLC	Revolver 1L 11/22	SOFR + 5.00%	11/22/2028	1,034	—	(a) (b) (c)

Magna Legal Services LLC	TL 1L 11/22	SOFR + 5.00%	11/21/2029	8,697	8,738	(a) (b)

Magna Legal Services LLC	TL 1L DD 11/22	SOFR + 5.00%	11/21/2029	2,435	2,446	(a) (b)

Magna Legal Services LLC	TL 1L DD 12/23	SOFR + 5.00%	11/21/2029	3,923	2,897	(a) (b) (c)

Service Express Inc	Revolver 1L 08/24	SOFR + 4.75%	8/15/2031	3,330	—	(a) (b) (c)

Service Express Inc	TL 1L 08/24	SOFR + 4.75%	8/15/2031	24,411	24,502	(a) (b)

Service Express Inc	TL 1L DD 08/24	SOFR + 4.75%	8/15/2031	5,824	1,284	(a) (b) (c)

USIC Holdings Inc	Revolver 1L 09/24	SOFR + 5.25%	9/10/2031	4,741	2,574	(a) (b) (c)

USIC Holdings Inc	TL 1L 09/24	SOFR + 5.50%	9/10/2031	37,156	37,468	(a) (b)

USIC Holdings Inc	TL 1L DD 09/24	SOFR + 5.50%	9/10/2031	2,195	504	(a) (b) (c)

Education Services – 1.1%

Cadence Education LLC	Revolver 1L 05/24	SOFR + 5.00%	5/1/2030	1,767	—	(a) (b) (c)

Cadence Education LLC	TL 1L 05/24 (Unitranche)	SOFR + 5.00%	5/1/2031	11,449	11,509	(a) (b)

Cadence Education LLC	TL 1L DD 05/24	SOFR + 5.00%	5/1/2031	2,994	1,210	(a) (b) (c)

Electrical Component & Equipment – 3.8%

Clarience Technologies LLC	Revolver 1L 02/24	SOFR + 5.75%	2/13/2030	4,519	301	(a) (b) (c)

Clarience Technologies LLC	TL 1L 02/24	SOFR + 5.75%	2/13/2031	41,380	41,794	(a) (b)

Clarience Technologies LLC	TL 1L DD 02/24	SOFR + 5.75%	2/13/2031	4,511	2,930	(a) (b) (c)

Environmental & Facilities Services – 2.9%

CLEAResult Consulting Inc	Revolver 1L 08/24	SOFR + 5.00%	8/27/2031	2,366	1,230	(a) (b) (c)

CLEAResult Consulting Inc	TL 1L 08/24	SOFR + 5.00%	8/27/2031	14,162	14,282	(a) (b)

CLEAResult Consulting Inc	TL 1L DD 08/24	SOFR + 5.00%	8/27/2031	3,549	30	(a) (b) (c)

Heritage Environmental Services Inc	Revolver 1L 01/24	SOFR + 5.25%	1/31/2030	2,454	—	(a) (b) (c)

Heritage Environmental Services Inc	TL 1L 01/24	SOFR + 5.25%	1/31/2031	16,544	16,710	(a) (b)

Heritage Environmental Services Inc	TL 1L 09/24	SOFR + 5.00%	1/31/2031	1,834	1,844	(a) (b)

Heritage Environmental Services Inc	TL 1L DD 09/24	SOFR + 5.00%	1/31/2031	974	5	(a) (b) (c)

Food Distributors – 1.4%

Lipari Foods LLC	TL 1L 10/22	SOFR + 6.50%	10/31/2028	14,744	14,426	(b)

Lipari Foods LLC	TL 1L DD 10/22	SOFR + 6.50%	10/31/2028	1,895	1,855	(b)

Health Care Equipment – 2.4%

Zeus Industrial Products Inc	Revolver 1L 02/24	SOFR + 5.50%	2/28/2030	3,624	—	(a) (b) (c)

Zeus Industrial Products Inc	TL 1L 02/24	SOFR + 5.50%	2/28/2031	25,775	26,032	(a) (b)

Zeus Industrial Products Inc	TL 1L DD 02/24	SOFR + 5.50%	2/28/2031	4,832	1,739	(a) (b) (c)

Health Care Facilities – 0.8%

VetCor Professional Practices LLC	TL 1L B 08/22	SOFR + 5.75%	8/31/2029	4,466	4,467	(b)

VetCor Professional Practices LLC	TL 1L DD 09/23	SOFR + 6.00%	8/31/2029	5,054	5,054	(b)

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Health Care Services – 7.1%

Affordable Care Inc	TL 1L 08/21	SOFR + 5.50%	8/2/2028	$3,267	$3,267	(a) (b)

Affordable Care Inc	TL 1L DD 08/21	SOFR + 5.50%	8/2/2028	585	585	(a) (b)

Affordable Care Inc	TL 1L DD 08/23	SOFR + 5.50%	8/2/2028	634	634	(a) (b)

Amerivet Partners Management Inc	TL 1L 02/22	SOFR + 5.50%	2/25/2028	3,833	3,833	(a) (b)

Dental Care Alliance Inc	TL 1L 03/21	SOFR + 6.40%	4/3/2028	3,793	3,668	(a) (b)

Dental Care Alliance Inc	TL 1L 02/22 (Add-on)	SOFR + 6.40%	4/3/2028	415	401	(a) (b)

Dental Care Alliance Inc	TL 1L DD 02/22 (Add-on)	SOFR + 6.40%	4/3/2028	207	200	(a) (b)

MB2 Dental Solutions LLC	Revolver 1L 02/24	SOFR + 5.50%	2/13/2031	2,113	—	(a) (b) (c)

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	SOFR + 5.50%	2/13/2031	30,202	30,637	(a) (b)

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	SOFR + 5.50%	2/13/2031	10,559	3,570	(a) (b) (c)

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	SOFR + 5.50%	2/13/2031	4,373	4,436	(a) (b)

PSKW LLC (dba ConnectiveRx)	TL 1L 12/24	SOFR + 5.50%	3/9/2028	32,013	32,013	(a) (b)

Health Care Supplies - 3.2%

PCI Pharma Services	Revolver 1L 01/25	SOFR + 4.75%	1/22/2032	3,858	(8)	(a) (b) (c)

PCI Pharma Services	TL 1L 01/25	SOFR + 4.75%	1/22/2032	38,300	38,223	(a) (b)

PCI Pharma Services	TL 1L DD 01/25 (Alternative Currency - EUR/GBP Draw)	SOFR + 4.75%	1/22/2032	4,209	(8)	(a) (b) (c)

PCI Pharma Services	TL 1L DDTL 01/25 (USD)	SOFR + 4.75%	1/22/2032	16,134	(32)	(a) (b) (c)

Health Care Technology – 3.2%

Netsmart Technologies Inc	Revolver 1L 08/24	SOFR + 4.75%	8/25/2031	4,935	—	(a) (b) (c)

Netsmart Technologies Inc	TL 1L 08/24 PIK	SOFR + 2.75% (2.45% PIK)	8/25/2031	36,783	37,151	(a) (b) (d)

Netsmart Technologies Inc	TL 1L DD 08/24 PIK	SOFR + 2.50% (2.70% PIK)	8/25/2031	4,838	48	(a) (b) (c) (d)

Hotels, Resorts & Cruise Lines – 0.4%

Highgate Hotels Inc	Revolver 1L 11/23	SOFR + 5.50%	11/5/2029	531	202	(a) (b) (c)

Highgate Hotels Inc	TL 1L 11/23	SOFR + 5.50%	11/5/2029	4,192	4,234	(a) (b)

Human Resource & Employment Services – 0.5%

Insight Global LLC	Revolver 1L 11/24 (Refinance)	SOFR + 5.00%	9/22/2028	3,326	—	(a) (b) (c)

Insight Global LLC	TL 1L 11/24 (Refinance)	SOFR + 5.00%	9/22/2028	5,850	5,879	(a) (b)

Insurance Brokers – 10.5%

Alera Group Intermediate Holdings Inc	TL 1L 09/21	SOFR + 5.25%	10/2/2028	2,227	2,227	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	SOFR + 5.25%	10/2/2028	633	633	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	SOFR + 5.25%	10/2/2028	1,560	1,560	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 11/23	SOFR + 5.75%	10/2/2028	3,355	3,388	(a) (b)

DOXA Insurance Holdings LLC	Revolver 1L 12/23	SOFR + 5.25%	12/20/2029	1,027	123	(a) (b) (c)

DOXA Insurance Holdings LLC	TL 1L 12/23	SOFR + 5.25%	12/20/2030	4,745	4,792	(a) (b)

DOXA Insurance Holdings LLC	TL 1L DD 12/23	SOFR + 5.25%	12/20/2030	4,512	4,404	(a) (b) (c)

DOXA Insurance Holdings LLC	TL 1L DD 05/24	SOFR + 5.00%	12/20/2030	4,371	32	(a) (b) (c)

Foundation Risk Partners Corp	Revolver 1L 10/21	SOFR + 5.25%	10/29/2029	1,195	—	(a) (b) (c)

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Foundation Risk Partners Corp	TL 1L 10/21	SOFR + 5.00%	10/29/2030	$4,125	$4,129	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 10/21	SOFR + 5.00%	10/29/2030	295	296	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 11/23	SOFR + 5.00%	10/29/2030	7,102	7,108	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 05/24	SOFR + 5.00%	10/29/2030	3,183	2,501	(a) (b) (c)

Foundation Risk Partners Corp	TL 1L DD 02/25	SOFR + 4.75%	10/29/2030	5,958	5	(a) (b) (c)

Galway Partners Holdings LLC	Revolver 1L 09/21	SOFR + 4.50%	9/29/2028	746	244	(a) (b) (c)

Galway Partners Holdings LLC	TL 1L 07/24 (Reprice)	SOFR + 4.50%	9/29/2028	14,100	14,180	(a) (b)

Galway Partners Holdings LLC	TL 1L DD 04/23	SOFR + 4.50%	9/29/2028	7,982	8,027	(a) (b)

Higginbotham Insurance Agency Inc	TL 1L DD 03/24	SOFR + 4.75%	11/24/2028	2,310	960	(a) (b) (c)

Integrity Marketing Group LLC	Revolver 1L 08/24	SOFR + 5.00%	8/28/2028	543	—	(a) (b) (c)

Integrity Marketing Group LLC	TL 1L 08/24	SOFR + 5.00%	8/25/2028	19,798	19,946	(a) (b)

Integrity Marketing Group LLC	TL 1L DD 08/24	SOFR + 5.00%	8/25/2028	4,989	37	(a) (b) (c)

RSC Insurance Brokerage Inc	Revolver 1L 11/19	SOFR + 4.75%	11/1/2029	1,850	—	(b) (c)

RSC Insurance Brokerage Inc	TL 1L 11/21	SOFR + 4.75%	11/1/2029	558	564	(b)

RSC Insurance Brokerage Inc	TL 1L DD 10/23 (Tranche 2)	SOFR + 4.75%	11/1/2029	10,040	10,135	(b)

RSC Insurance Brokerage Inc	TL 1L DD-2 11/23	SOFR + 4.75%	11/1/2029	35,071	35,404	(b)

RSC Insurance Brokerage Inc	TL 1L DD 08/24	SOFR + 4.75%	11/1/2029	5,430	288	(b) (c)

RSC Insurance Brokerage Inc	TL 1L DD2 11/24	SOFR + 4.75%	11/1/2029	3,076	3,106	(b)

IT Consulting & Other Services – 0.3%

New Era Technology Inc	TL 1L 04/21	SOFR + 6.25%	10/31/2026	1,636	1,256	(a) (b) (h)

New Era Technology Inc	TL 1L DD 04/21	SOFR + 6.25%	10/31/2026	1,584	1,217	(a) (b) (h)

New Era Technology Inc	TL 1L DD 04/22	SOFR + 6.25%	10/31/2026	1,211	930	(a) (b) (h)

Passenger Ground Transportation - 3.3%

Frontline Road Safety LLC	Revolver 1L 03/25	SOFR + 4.75%	3/4/2031	6,729	—	(a) (b) (c)

Frontline Road Safety LLC	TL 1L 03/25	SOFR + 4.75%	3/4/2031	39,388	39,191	(a) (b)

Frontline Road Safety LLC	TL 1L DD 03/25	SOFR + 4.75%	3/4/2031	11,565	153	(a) (b) (c)

Property & Casualty Insurance – 2.9%

Alacrity Solutions Group LLC	Revolver 1L 02/25	SOFR + 5.25%	2/28/2030	869	—	(a) (b) (c)

Alacrity Solutions Group LLC	TL 1L 02/25 (Takeback)	SOFR + 5.25%	2/28/2030	2,034	2,034	(a) (b)

Alacrity Solutions Group LLC	TL 1L 03/25 (PIK Upfront Fee)	SOFR + 5.25%	2/28/2030	28	28	(a) (b)

Alacrity Solutions Group LLC	TL 1L DD 02/25 (Exit)	SOFR + 5.25%	2/28/2030	1,157	—	(a) (b) (c)

J S Held LLC	Revolver 1L 10/24	SOFR + 5.50%	6/1/2028	1,804	—	(a) (b) (c)

J S Held LLC	TL 1L B 10/24	SOFR + 5.50%	6/1/2028	31,241	31,241	(a) (b)

J S Held LLC	TL 1L DD 10/24	SOFR + 5.50%	6/1/2028	5,223	1,423	(a) (b) (c)

Publishing – 1.7%

RBmedia	Revolver 1L 08/23	SOFR + 5.75%	8/31/2028	749	481	(b) (c)

RBmedia	TL 1L 08/23	SOFR + 5.75%	9/3/2030	9,136	9,319	(b)

RBmedia	TL 1L 08/24 (Incremental)	SOFR + 5.75%	9/3/2030	9,485	9,675	(b)

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Real Estate Services – 0.4%

SitusAMC Holdings Corp	TL 1L 12/21	SOFR + 5.50%	12/22/2027	$4,408	$4,452	(a) (b)

Research & Consulting Services – 0.5%

BDO USA PA	TL 1L 08/23	SOFR + 5.00%	8/31/2028	5,600	5,624	(a) (b)

Specialized Consumer Services – 4.5%

Legends Hospitality LLC	Revolver 1L 08/24	SOFR + 5.00%	8/22/2030	3,589	1,669	(b) (c)

Legends Hospitality LLC	TL 1L 08/24 PIK	SOFR + 2.75% (2.75% PIK)	8/22/2031	30,863	30,965	(b) (d)

Legends Hospitality LLC	TL 1L DD 08/24 PIK	SOFR + 2.75% (2.75% PIK)	8/22/2031	1,795	6	(b) (c) (d)

Spotless Brands LLC	TL 1L 02/23	SOFR + 5.75%	7/25/2028	5,889	5,968	(a) (b)

Spotless Brands LLC	TL 1L DD 02/23	SOFR + 5.75%	7/25/2028	8,966	9,086	(a) (b)

Spotless Brands LLC	TL 1L DD E 08/24	SOFR + 5.50%	7/25/2028	8,193	5,180	(a) (b) (c)

Specialty Chemicals – 2.0%

DuBois Chemicals Inc	Revolver 1L 06/24	SOFR + 4.50%	6/13/2031	3,818	—	(a) (b) (c)

DuBois Chemicals Inc	TL 1L 06/24	SOFR + 4.50%	6/13/2031	22,831	22,977	(a) (b)

DuBois Chemicals Inc	TL 1L DD 06/24	SOFR + 4.50%	6/13/2031	3,818	24	(a) (b) (c)

Systems Software – 10.1%

Bonterra LLC	Revolver 1L 03/25	SOFR + 5.00%	3/5/2032	5,452	889	(a) (b) (c)

Bonterra LLC	TL 1L 03/25	SOFR + 5.00%	3/5/2032	50,429	50,177	(a) (b)

Bonterra LLC	TL 1L DD 03/25	SOFR + 5.00%	3/5/2032	5,452	(27)	(a) (b) (c)

Gigamon Inc	TL 1L 03/22	SOFR + 5.75%	3/9/2029	4,418	4,311	(a) (b)

OEConnection LLC	Revolver 1L 04/24	SOFR + 5.00%	4/22/2031	2,002	(11)	(a) (b) (c)

OEConnection LLC	TL 1L 04/24	SOFR + 5.00%	4/22/2031	18,314	18,209	(a) (b)

OEConnection LLC	TL 1L DD 04/24	SOFR + 5.00%	4/22/2031	3,195	3,177	(a) (b)

OEConnection LLC	TL 1L DD 12/24	SOFR + 5.00%	4/22/2031	1,482	(8)	(a) (b) (c)

Veriforce LLC	Revolver 1L 11/24	SOFR + 5.00%	11/21/2031	2,923	—	(a) (b) (c)

Veriforce LLC	TL 1L 11/24 GBP	SONIA + 5.00%	11/21/2031	10,573	13,693	(a) (b) (g)

Veriforce LLC	TL 1L 11/24 USD	SOFR + 5.00%	11/21/2031	28,874	28,949	(a) (b)

Veriforce LLC	TL 1L DD-2 11/24 USD	SOFR + 5.00%	11/21/2031	3,655	10	(a) (b) (c)

Trading Companies & Distributors – 2.8%

Individual FoodService	TL 1L B 10/24	SOFR + 5.00%	10/31/2029	14,791	14,904	(a) (b)

Individual FoodService	TL 1L DD B 10/24	SOFR + 5.00%	10/31/2029	436	97	(a) (b) (c)

Radwell International LLC	Revolver 1L 04/22	SOFR + 5.50%	4/1/2028	1,360	363	(a) (b) (c)

Radwell International LLC	TL 1L 12/22	SOFR + 5.50%	4/1/2029	17,731	17,804	(a) (b)

Radwell International LLC	TL 1L DD 11/24	SOFR + 5.50%	4/1/2029	16,178	66	(a) (b) (c)

Total Senior Secured Loans - First Lien (Cost $1,150,825)					$1,165,624

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Subordinated Debt - 0.1%

Property & Casualty Insurance - 0.1%

Alacrity Solutions Group LLC	TL Mezz 02/28 (PIK Notes)	8.00% PIK	2/28/2030	$678	$678	(a) (b) (d)

Total Subordinated Debt (Cost $678)					$678

Equity - 0.1%

Property & Casualty Insurance - 0.1%

Alacrity Solutions Group LLC	Common Stock			423	348	(a) (b)

Alacrity Solutions Group LLC	Perp (Pref Equity) PIK	8.00% PIK	2/28/2030	452	452	(a) (b) (d)

Total Equity (Cost $1,569)					$800

TOTAL INVESTMENTS (Cost $1,153,072) – 99.2%					$1,167,102

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Issuer	Asset	Shares	Fair Value	Footnotes

Money Market Funds – 1.0%

U.S. Government Securities – 1.0%

BNY Mellon U.S. Treasury Fund	Money Market Fund Shares	3,560,643	$3,561	(e)

State Street Institutional U.S. Government Money Market Fund	Opportunity Class	9,054,867	9,055	(f)

TOTAL MONEY MARKET FUNDS (Cost – $12,616) – 1.0%			$12,616

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost – $1,165,688) – 100.2%			$1,179,718

OTHER ASSETS EXCEEDING LIABILITIES, NET – (0.2%)			(2,677)

NET ASSETS – 100.0%			$1,177,041

TL	Term loan
DD	Delayed draw term loan
1L	First lien
SOFR	Secured Overnight Financing Rate as of March 31, 2025 was 4.4%
SONIA	Sterling Overnight Index Average as of March 31, 2025 was 4.5%
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Investment is an unfunded or partially funded commitment.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional par. PIK rate disclosed is excluded from the spread.
(e)	The money market fund’s average 7-day yield as of March 31, 2025 was 3.9%.
(f)	The money market fund’s average 7-day yield as of March 31, 2025 was 4.3%.
(g)	Par value is in GBP.
(h)	Asset is on non-accrual status.

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

The following are the details of the restricted securities of the Company:

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Senior Secured Loans – First Lien

Affordable Care Inc	TL 1L 08/21	3,267	$3,248	$3,267	10/13/2023	0.28%

Affordable Care Inc	TL 1L DD 08/21	585	587	585	10/13/2023	0.05%

Affordable Care Inc	TL 1L DD 08/23	634	622	634	10/13/2023	0.05%

Alacrity Solutions Group LLC	Revolver 1L 02/25	869	—	—	2/28/2025	0.00%

Alacrity Solutions Group LLC	TL 1L 02/25 (Takeback)	2,034	2,034	2,034	2/28/2025	0.17%

Alacrity Solutions Group LLC	TL 1L 03/25 (PIK Upfront Fee)	28	—	28	2/28/2025	0.00%

Alacrity Solutions Group LLC	TL 1L DD 02/25 (Exit)	1,157	—	—	2/28/2025	0.00%

Alera Group Intermediate Holdings Inc	TL 1L 09/21	2,227	2,144	2,227	10/13/2023	0.19%

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	633	609	633	10/13/2023	0.05%

Alera Group Intermediate Holdings Inc	TL 1L DD 11/23	3,355	3,343	3,388	11/17/2023	0.29%

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	1,560	1,502	1,560	10/13/2023	0.13%

Amerivet Partners Management Inc	TL 1L 02/22	3,833	3,721	3,833	10/13/2023	0.33%

Apex Service Partners LLC	Revolver 1L 09/24	641	543	543	9/24/2024	0.05%

Apex Service Partners LLC	TL 1L 09/24	7,500	7,416	7,650	10/24/2023	0.65%

Apex Service Partners LLC	TL 1L 09/24 (Replacement)	1,931	1,909	1,970	10/24/2023	0.17%

Apex Service Partners LLC	TL 1L DD 09/24 (OpCo)	13,415	8,493	8,823	9/24/2024	0.75%

BDO USA PA	TL 1L 08/23	5,600	5,514	5,624	10/13/2023	0.48%

Bonterra LLC	Revolver 1L 03/25	5,452	889	889	3/6/2025	0.08%

Bonterra LLC	TL 1L 03/25	50,429	50,180	50,177	3/6/2025	4.26%

Bonterra LLC	TL 1L DD 03/25	5,452	(27)	(27)	3/6/2025	0.00%

Cadence Education LLC	Revolver 1L 05/24	1,767	—	—	5/1/2024	0.00%

Cadence Education LLC	TL 1L 05/24 (Unitranche)	11,449	11,399	11,509	5/1/2024	0.98%

Cadence Education LLC	TL 1L DD 05/24	2,994	1,169	1,210	5/1/2024	0.10%

Clarience Technologies LLC	Revolver 1L 02/24	4,519	301	301	2/13/2024	0.03%

Clarience Technologies LLC	TL 1L 02/24	41,380	41,033	41,794	2/13/2024	3.55%

Clarience Technologies LLC	TL 1L DD 02/24	4,511	2,847	2,930	2/13/2024	0.25%

CLEAResult Consulting Inc	Revolver 1L 08/24	2,366	1,230	1,230	8/27/2024	0.10%

CLEAResult Consulting Inc	TL 1L 08/24	14,162	14,032	14,282	8/27/2024	1.21%

CLEAResult Consulting Inc	TL 1L DD 08/24	3,549	(16)	30	8/27/2024	0.00%

CSafe Global	Revolver 1L 03/24	3,598	3,491	3,491	3/8/2024	0.30%

CSafe Global	TL 1L 03/24 (GBP)(2)	4,811	6,176	6,276	3/8/2024	0.53%

CSafe Global	TL 1L 03/24 (Incremental)	34,479	34,446	34,824	3/8/2024	2.96%

CSafe Global	TL 1L 11/24 (Incremental)	809	809	817	11/22/2024	0.07%

CSafe Global	TL 1L DD 03/24	1,459	1,445	1,473	3/8/2024	0.13%

Dental Care Alliance Inc	TL 1L 02/22 (Add-on)	415	404	401	10/13/2023	0.03%

Dental Care Alliance Inc	TL 1L 03/21	3,793	3,699	3,668	10/13/2023	0.31%

Dental Care Alliance Inc	TL 1L DD 02/22 (Add-on)	207	201	200	10/13/2023	0.02%

DOXA Insurance Holdings LLC	Revolver 1L 12/23	1,027	123	123	12/20/2023	0.01%

DOXA Insurance Holdings LLC	TL 1L 12/23	4,745	4,706	4,792	12/20/2023	0.41%

DOXA Insurance Holdings LLC	TL 1L DD 05/24	4,371	(19)	32	5/28/2024	0.00%

DOXA Insurance Holdings LLC	TL 1L DD 12/23	4,512	4,322	4,404	12/20/2023	0.37%

DuBois Chemicals Inc	Revolver 1L 06/24	3,818	—	—	6/13/2024	0.00%

DuBois Chemicals Inc	TL 1L 06/24	22,831	22,730	22,977	6/13/2024	1.95%

DuBois Chemicals Inc	TL 1L DD 06/24	3,818	(17)	24	6/13/2024	0.00%

Foundation Risk Partners Corp	Revolver 1L 10/21	1,195	—	—	5/22/2024	0.00%

Foundation Risk Partners Corp	TL 1L 10/21	4,125	3,985	4,129	10/13/2023	0.35%

Foundation Risk Partners Corp	TL 1L DD 02/25	5,958	(15)	5	2/26/2025	0.00%

Foundation Risk Partners Corp	TL 1L DD 05/24	3,183	2,484	2,501	5/22/2024	0.21%

Foundation Risk Partners Corp	TL 1L DD 10/21	295	285	296	10/13/2023	0.03%

Foundation Risk Partners Corp	TL 1L DD 11/23	7,102	7,033	7,108	11/17/2023	0.60%

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Frontline Road Safety LLC	Revolver 1L 03/25	6,729	$—	$—	3/4/2025	0.00%

Frontline Road Safety LLC	TL 1L 03/25	39,388	39,194	39,191	3/4/2025	3.33%

Frontline Road Safety LLC	TL 1L DD 03/25	11,565	153	153	3/4/2025	0.01%

Galway Partners Holdings LLC	Revolver 1L 09/21	746	244	244	7/25/2024	0.02%

Galway Partners Holdings LLC	TL 1L 07/24 (Reprice)	14,100	13,990	14,180	10/13/2023	1.20%

Galway Partners Holdings LLC	TL 1L DD 04/23	7,982	7,874	8,027	10/13/2023	0.68%

Gigamon Inc	TL 1L 03/22	4,418	4,351	4,311	10/13/2023	0.37%

Granicus Inc	Revolver 1L 01/24	2,282	—	—	1/17/2024	0.00%

Granicus Inc	TL 1L 01/24 (Unitranche) PIK	16,374	16,310	16,538	1/17/2024	1.41%

Granicus Inc	TL 1L DD 01/24 PIK	6,089	6,079	6,142	1/17/2024	0.52%

Granicus Inc	TL 1L DD 08/24 PIK	1,410	(6)	12	8/2/2024	0.00%

Heritage Environmental Services Inc	Revolver 1L 01/24	2,454	—	—	1/31/2024	0.00%

Heritage Environmental Services Inc	TL 1L 01/24	16,544	16,441	16,710	1/31/2024	1.42%

Heritage Environmental Services Inc	TL 1L 09/24	1,834	1,834	1,844	9/27/2024	0.16%

Heritage Environmental Services Inc	TL 1L DD 09/24	974	(4)	5	9/27/2024	0.00%

Higginbotham Insurance Agency Inc	TL 1L DD 03/24	2,310	942	960	3/27/2024	0.08%

Highgate Hotels Inc	Revolver 1L 11/23	531	202	202	11/3/2023	0.02%

Highgate Hotels Inc	TL 1L 11/23	4,192	4,160	4,234	11/3/2023	0.36%

Individual FoodService	TL 1L B 10/24	14,791	14,543	14,904	10/31/2023	1.27%

Individual FoodService	TL 1L DD B 10/24	436	94	97	10/11/2024	0.01%

Insight Global LLC	Revolver 1L 11/24 (Refinance)	3,326	—	—	11/1/2024	0.00%

Insight Global LLC	TL 1L 11/24 (Refinance)	5,850	5,766	5,879	10/13/2023	0.50%

Integrity Marketing Group LLC	Revolver 1L 08/24	543	(1)	—	10/13/2023	0.00%

Integrity Marketing Group LLC	TL 1L 08/24	19,798	19,217	19,946	10/13/2023	1.69%

Integrity Marketing Group LLC	TL 1L DD 08/24	4,989	(7)	37	8/27/2024	0.00%

J S Held LLC	Revolver 1L 10/24	1,804	—	—	10/2/2024	0.00%

J S Held LLC	TL 1L B 10/24	31,241	31,241	31,241	10/2/2024	2.64%

J S Held LLC	TL 1L DD 10/24	5,223	1,388	1,423	10/2/2024	0.12%

Lazer Logistics Inc	Revolver 1L 05/23	1,388	368	370	10/13/2023	0.03%

Lazer Logistics Inc	TL 1L 11/23	518	516	522	11/6/2023	0.04%

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	11,307	11,148	11,402	10/13/2023	0.97%

Lazer Logistics Inc	TL 1L DD 05/23	1,713	1,708	1,728	10/13/2023	0.15%

Lazer Logistics Inc	TL 1L DD 11/23	2,491	1,030	1,061	11/6/2023	0.09%

Lexitas Inc	TL 1L DD 03/23	10,432	10,409	10,536	10/13/2023	0.90%

Lexitas Inc	TL 1L DD 03/24	14,829	652	919	3/26/2024	0.08%

Lexitas Inc	TL 1L DD 11/22	18,799	18,367	18,987	10/13/2023	1.61%

Magna Legal Services LLC	Revolver 1L 11/22	1,034	(3)	—	10/13/2023	0.00%

Magna Legal Services LLC	TL 1L 11/22	8,697	8,443	8,738	10/13/2023	0.74%

Magna Legal Services LLC	TL 1L DD 11/22	2,435	2,309	2,446	10/13/2023	0.21%

Magna Legal Services LLC	TL 1L DD 12/23	3,923	2,848	2,897	12/22/2023	0.25%

MAI Capital Management LLC	Revolver 1L 08/24	1,260	304	304	8/29/2024	0.03%

MAI Capital Management LLC	TL 1L 08/24	5,704	5,678	5,716	8/29/2024	0.49%

MAI Capital Management LLC	TL 1L DD 08/24	3,352	1,311	1,334	8/29/2024	0.11%

MB2 Dental Solutions LLC	Revolver 1L 02/24	2,113	—	—	2/13/2024	0.00%

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	30,202	29,949	30,637	2/13/2024	2.60%

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	10,559	3,330	3,570	2/13/2024	0.30%

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	4,373	4,300	4,436	2/13/2024	0.38%

Misys Ltd	Revolver 1L 09/23	1,536	385	386	10/13/2023	0.03%

Misys Ltd	TL 1L 09/23	14,656	14,390	14,949	10/13/2023	1.27%

Netsmart Technologies Inc	Revolver 1L 08/24	4,935	—	—	8/23/2024	0.00%

Netsmart Technologies Inc	TL 1L 08/24 PIK	36,783	36,617	37,151	8/23/2024	3.16%

Netsmart Technologies Inc	TL 1L DD 08/24 PIK	4,838	(22)	48	8/23/2024	0.00%

New Era Technology Inc	TL 1L 04/21	1,636	1,613	1,256	10/13/2023	0.11%

New Era Technology Inc	TL 1L DD 04/21	1,584	1,563	1,217	10/13/2023	0.10%

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

New Era Technology Inc	TL 1L DD 04/22	1,211	$1,195	$930	10/13/2023	0.08%

OEConnection LLC	Revolver 1L 04/24	2,002	—	(11)	4/22/2024	0.00%

OEConnection LLC	TL 1L 04/24	18,314	18,234	18,209	4/22/2024	1.55%

OEConnection LLC	TL 1L DD 04/24	3,195	3,182	3,177	4/22/2024	0.27%

OEConnection LLC	TL 1L DD 12/24	1,482	(7)	(8)	12/30/2024	0.00%

PCI Pharma Services	Revolver 1L 01/25	3,858	—	(8)	1/22/2025	0.00%

PCI Pharma Services	TL 1L 01/25	38,300	38,206	38,223	1/22/2025	3.25%

PCI Pharma Services	TL 1L DD 01/25 (Alternative Currency - EUR/GBP Draw)	4,209	(31)	(8)	1/22/2025	0.00%

PCI Pharma Services	TL 1L DDTL 01/25 (USD)	16,134	(118)	(32)	1/22/2025	0.00%

PSKW LLC (dba ConnectiveRx)	TL 1L 12/24	32,013	32,013	32,013	12/11/2024	2.72%

Radwell International LLC	TL 1L DD 11/24	16,178	(147)	66	11/8/2024	0.01%

Radwell International LLC	Revolver 1L 04/22	1,360	367	363	10/13/2023	0.03%

Radwell International LLC	TL 1L 12/22	17,731	17,479	17,804	10/13/2023	1.51%

Rockefeller Capital Management LP	TL 1L 04/24	8,418	8,346	8,418	4/4/2024	0.72%

Rockefeller Capital Management LP	TL 1L DD 12/24	2,053	335	342	12/3/2024	0.03%

Safe-Guard Products International LLC	Revolver 1L 03/24	2,450	—	—	4/3/2024	0.00%

Safe-Guard Products International LLC	TL 1L 03/24	14,861	14,759	15,010	10/13/2023	1.28%

Service Express Inc	Revolver 1L 08/24	3,330	—	—	8/15/2024	0.00%

Service Express Inc	TL 1L 08/24	24,411	24,300	24,502	8/15/2024	2.08%

Service Express Inc	TL 1L DD 08/24	5,824	1,236	1,284	8/15/2024	0.11%

Shaw Development LLC	TL 1L 10/23	5,694	5,650	5,206	10/30/2023	0.44%

Shaw Development LLC	TL 1L DD 10/23	685	(5)	(59)	10/30/2023	0.00%

SitusAMC Holdings Corp	TL 1L 12/21	4,408	4,318	4,452	10/13/2023	0.38%

Spins LLC	Revolver 1L 02/25	1,724	—	—	2/20/2025	0.00%

Spins LLC	TL 1L 02/25 (Restated)	15,228	15,228	15,255	2/20/2025	1.30%

Spins LLC	TL 1L DD 02/25 (Amendment #1)	1,459	(14)	3	2/20/2025	0.00%

Spins LLC	TL 1L DD 02/25 (Restated)	1,193	(6)	2	2/20/2025	0.00%

Spotless Brands LLC	TL 1L 02/23	5,889	5,653	5,968	10/13/2023	0.51%

Spotless Brands LLC	TL 1L DD 02/23	8,966	8,927	9,086	10/13/2023	0.77%

Spotless Brands LLC	TL 1L DD E 08/24	8,193	5,095	5,180	8/30/2024	0.44%

Turnpoint Services Inc	Revolver 1L 06/24	1,236	198	198	6/17/2024	0.02%

Turnpoint Services Inc	TL 1L 06/24	10,088	9,999	10,094	6/17/2024	0.86%

Turnpoint Services Inc	TL 1L DD 06/24	1,978	(18)	1	6/17/2024	0.00%

USIC Holdings Inc	Revolver 1L 09/24	4,741	2,574	2,574	9/10/2024	0.22%

USIC Holdings Inc	TL 1L 09/24	37,156	36,985	37,468	9/10/2024	3.17%

USIC Holdings Inc	TL 1L DD 09/24	2,195	485	504	9/10/2024	0.04%

Veriforce LLC	Revolver 1L 11/24	2,923	—	—	11/21/2024	0.00%

Veriforce LLC	TL 1L 11/24 GBP	10,573	13,255	13,693	11/21/2024	1.16%

Veriforce LLC	TL 1L 11/24 USD	28,874	28,737	28,949	11/21/2024	2.46%

Veriforce LLC	TL 1L DD-2 11/24 USD	3,655	(17)	10	11/21/2024	0.00%

Vitu	Revolver 1L 01/25	2,367	—	(9)	1/6/2025	0.00%

Vitu	TL 1L 01/25	14,566	14,513	14,512	1/6/2025	1.23%

Wealth Enhancement Group LLC	Revolver 1L 05/22 (Add-on)	176	—	—	2/2/2024	0.00%

Wealth Enhancement Group LLC	TL 1L DD 02/24	599	557	560	2/2/2024	0.05%

Wealth Enhancement Group LLC	TL 1L DD 12/24	4,237	(10)	—	12/30/2024	0.00%

Woolpert Inc	Revolver 1L 05/24	4,832	—	—	5/8/2024	0.00%

Woolpert Inc	TL 1L 03/25	2,616	2,616	2,650	3/13/2025	0.23%

Woolpert Inc	TL 1L 05/24	30,809	30,809	31,197	5/8/2024	2.64%

Woolpert Inc	TL 1L DD 05/24	9,652	1,453	1,656	5/8/2024	0.14%

Zeus Industrial Products Inc	Revolver 1L 02/24	3,624	—	—	2/28/2024	0.00%

Zeus Industrial Products Inc	TL 1L 02/24	25,775	25,612	26,032	2/28/2024	2.21%

Zeus Industrial Products Inc	TL 1L DD 02/24	4,832	1,660	1,739	2/28/2024	0.15%

US Direct Lending Fund-U Inc.	March 31, 2025 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Subordinated Debt

Alacrity Solutions Group LLC	TL Mezz 02/28 (PIK Notes)	678	$678	$678	2/28/2025	0.06%

Equity

Alacrity Solutions Group LLC	Common Stock	423	1,117	348	2/28/2025	0.03%

Alacrity Solutions Group LLC	Perp (Pref Equity) PIK	452	452	452	2/28/2025	0.04%

Total			$978,078	$990,228

(1)	Refer to the Consolidated Schedule of Investments for more details on securities listed
(2)	Par value is in GBP.